Finance and investment income, finance costs and revaluation and retranslation of financial instruments	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	2022	2021	2020
	£m	£m	£m
Income from equity investments	24.5	17.9	8.7
Interest income	120.9	51.5	74.0
	145.4	69.4	82.7
Finance costs include:

	2022	2021	2020
	£m	£m	£m
Net interest expense on pension plans	2.2	1.8	2.9
Interest on other long-term employee benefits	3.7	2.4	3.1
Interest expense and similar charges[1]	257.8	188.5	205.0
Interest expense related to lease liabilities	95.7	90.9	101.0
	359.4	283.6	312.0
Revaluation and retranslation of financial instruments include:

	2022	2021	2020
	£m	£m	£m
Movements in fair value of treasury instruments	0.5	9.1	15.4
Premium on the early repayment of bonds	—	(13.0)	—
Revaluation of investments held at fair value through profit or loss	23.1	(7.5)	8.0
Revaluation of put options over non-controlling interests	27.9	(40.6)	12.3
Revaluation of payments due to vendors (earnout agreements)	26.2	(58.7)	13.4
Retranslation of financial instruments	(1.7)	22.9	(196.3)
	76.0	(87.8)	(147.2)
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
The majority of the Group’s long-term debt is represented by $1,063 million of US dollar bonds at an average interest rate of 4.26%, €3,350 million of Eurobonds at an average interest rate of 2.20% and £650 million of Sterling bonds at an average interest rate of 3.21%.
Average borrowings under the US Dollar Revolving Credit Facilities (note 10) amounted to nil (2021: nil).
Average borrowings under the Australian Dollar Revolving Credit Facilities amounted to nil (2021: A$52 million at an average rate of 1.89%).
Average borrowings under the US Commercial Paper Programme for 2022 amounted to $195 million at an average interest rate of 2.56% inclusive of margin (2021: nil).
Average borrowings under the Euro Commercial Paper Programme for 2022 amounted to £34 million at an average interest rate of 1.95% inclusive of currency swaps (2021: nil).